Fair Value Measurements - Valuation of Embedded Derivative Liability (Details) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Measurements
Embedded derivative, measurement input	13	0.075
Embedded Derivative Liability, Measurement Input [Extensible Enumeration]	Discount rate	Discount rate
Derivative liability - conversion feature embedded in convertible debt	$ 29,052,000	$ 3,396,000	$ 1,052,000
Change in fair value of the embedded derivative liability	$ 21,097,000	$ 135,000	$ 2,000